UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 57347
John Hancock Financial Trends Fund, Inc.
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:                             December 31

Date of reporting period:                          September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Financial Trends Fund, Inc.

9.30.2005

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Financial Trends Fund, Inc.
Securities owned by the Fund on
September 30, 2005 (unaudited)

Issuer		Shares	Value
Common stocks 98.87%			$73,643,664
(Cost $40,679,343)

Asset Management & Custody Banks 6.92%			5,158,704

Affiliated Managers Group, Inc. (I)		22,700	1,643,934
Bank of New York Co., Inc. (The)		26,000	764,660
Eaton Vance Corp.		15,000	372,300
Franklin Resources, Inc.		5,500	461,780
Northern Trust Corp.		5,000	252,750
State Street Corp.		34,000	1,663,280

Consumer Finance	2.22%		1,655,808

MBNA Corp.		67,200	1,655,808

Diversified Banks	10.70%		7,971,426

Bank of America Corp.		43,848	1,846,001
U.S. Bancorp.		68,000	1,909,440
Wachovia Corp.		44,653	2,125,036
Wells Fargo & Co.		35,700	2,090,949

Investment Banking & Brokerage 10.33%			7,693,496

Ameritrade Holding Corp. (I)		11,300	242,724
Goldman Sachs Group, Inc. (The)		7,550	917,929
Legg Mason, Inc.		15,650	1,716,649
Lehman Brothers Holdings, Inc.		11,500	1,339,520
Merrill Lynch & Co., Inc.		28,500	1,748,475
Morgan Stanley		8,250	445,005
Raymond James Financial, Inc.		39,950	1,283,194

Life & Health Insurance 5.67%			4,222,326

AFLAC, Inc.		21,500	973,950
Prudential Financial, Inc.		30,010	2,027,476
StanCorp Financial Group, Inc.		14,500	1,220,900

Multi-Line Insurance 3.94%			2,932,374

American International Group, Inc.		15,000	929,400
Genworth Financial, Inc.		16,050	517,452
Hartford Financial Services Group, Inc. (The)		19,250	1,485,522

Other Diversified Financial Services 5.67%			4,222,377

Citigroup, Inc.		48,100	2,189,512
JPMorgan Chase & Co.		50,960	1,729,073
National Financial Partners Corp.		6,730	303,792

John Hancock
Financial Trends Fund, Inc.
Securities owned by the Fund on
September 30, 2005 (unaudited)

Property & Casualty Insurance 1.83%		1,362,542

Ambac Financial Group, Inc.	7,500	540,450
ProAssurance Corp. (I)	17,615	822,092

Regional Banks 42.42%		31,594,740

ABC Bancorp.	21,480	412,201
Alabama National Bancorp.	9,000	575,460
Amegy Bancorp., Inc.	20,000	452,600
BancorpSouth, Inc.	38,167	872,116
BB&T Corp.	38,382	1,498,817
BOK Financial Corp.	26,776	1,289,800
Capital City Bank Group, Inc.	26,327	992,791
City National Corp.	17,500	1,226,575
Colonial BancGroup, Inc. (The)	38,112	853,709
Commerce Bancshares, Inc.	18,902	973,075
Commercial Bankshares, Inc.	35,551	1,336,362
Community Bancorp. (I)	880	29,031
Compass Bancshares, Inc.	26,025	1,192,726
Fifth Third Bancorp.	21,500	789,695
First Bancorp. of North Carolina	18,532	371,381
First Charter Corp.	28,500	697,680
First Horizon National Corp.	21,080	766,258
Hancock Holding Co.	15,000	512,100
LSB Bancshares, Inc.	56,512	983,309
M&T Bank Corp.	10,000	1,057,100
Marshall & Ilsley Corp.	19,250	837,568
National City Corp.	18,000	601,920
North Fork Bancorp., Inc.	25,000	637,500
Peoples BancTrust Co., Inc. (The)	52,800	910,800
Pinnacle Financial Partners, Inc. (I)	78,000	1,964,040
PNC Financial Services Group, Inc.	23,000	1,334,460
Provident Bankshares Corp.	20,156	701,026
Seacoast Banking Corp. of Florida	69,520	1,628,854
Summit Bancshares, Inc.	18,600	341,682
SunTrust Banks, Inc.	26,556	1,844,314
TCF Financial Corp.	42,000	1,123,500
Trustmark Corp.	32,000	891,200
Western Alliance Bancorp. (I)	1,730	48,613
Whitney Holding Corp.	14,300	386,672
Zions Bancorp.	20,500	1,459,805

Reinsurance 2.02%		1,502,774

Assured Guaranty Ltd. (Bermuda)	24,150	577,909
Axis Capital Holdings Ltd. (Bermuda)	12,500	356,375
RenaissanceRe Holdings Ltd. (Bermuda)	13,000	568,490

Specialized Finance 0.43%		324,392

CIT Group, Inc.	7,180	324,392

Thrifts & Mortgage Finance 6.72%		5,002,705

Countrywide Financial Corp.	17,000	560,660
First Financial Holdings, Inc.	40,500	1,244,160
Freddie Mac	23,000	1,298,580

John Hancock
Financial Trends Fund, Inc.
Securities owned by the Fund on
September 30, 2005 (unaudited)

Hudson City Bancorp., Inc.			32,150	382,585
South Street Financial Corp.			95,000	889,200
Washington Mutual, Inc.			16,000	627,520
		Interest	Par value
Issuer, description, maturity date		rate (%)	($000)	Value
Short-term investments	1.13%			$842,625
(Cost $842,625)

Certificates of Deposit 0.02%				12,153

Deposits in mutual banks			12	12,153
Joint Repurchase Agreement 0.88%				658,000

Investment in a joint repurchase agreement transaction with Morgan
Stanley - Dated 9-30-05 due 10-3-05 (Secured by U.S. Treasury Inflation
Indexed Bond 3.875% due 4-15-32)		3.250	658	658,000
			Shares
Cash Equivalents 0.23%				172,472

AIM Cash Investment Trust (T)			172,472	172,472

Total investments 100.00%				$74,486,289

John Hancock Financial Trends Fund, Inc. Footnotes to Schedule of Investments September 30, 2005 (unaudited)

(I)	Non-income-producing security.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2005, including short-term investments, was $41,521,968. Gross unrealized appreciation and depreciation of investments aggregated $33,445,905 and $481,584, respectively, resulting in net unrealized appreciation of $32,964,321.

Footnotes to Schedule of Investments - Page 1

For more information

Directors
Franklin C. Golden
Robert G. Freedman
Russell J. Page
Fred G. Steingraber
Donald R. Tomlin
H. Hall Ware, III

Officers
Franklin C. Golden
Chairman

Barry H. Evans
President

Thomas M. Finucane
Vice President

James K. Schmidt
Vice President

Lisa A. Welch
Vice President

Robert E. Gramer
Treasurer

Alfred P. Ouellette
Corporate Secretary

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and dividend disburser
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent and registrar
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Fund counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent directors' counsel
Kilpatrick Stockton LLP
1100 Peachtree Street
Atlanta, Georgia 30309-4530

Stock symbol
Listed NASD: JHFT

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Financial Trends Fund, Inc..

PT0Q3 9/05
11/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Trends Fund, Inc.

By: /s/ Barry H. Evans ------------------------------------- Barry H. Evans President Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Barry H. Evans
-------------------------------------
Barry H. Evans
President

Date: November 29, 2005

By: /s/ Robert E. Gramer
-------------------------------------
Robert E. Gramer
Treasurer

Date: November 29, 2005